Fees Summary	Oct. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,491,628,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,034,593.82
Total Offset Amount	0.00
Net Fee	1,034,593.82
Narrative - Max Aggregate Offering Price	$ 7,491,628,000.00
Final Prospectus	true